Related party transactions (Tables)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related Party [Abstract]
Disclosure of compensation of key management personnel

Shares
	Shareholding guidelines (number of shares)	Share interests (number of shares)
Laura Cha (retired on 28 May 2021)	15,000	16,200
Henri de Castries (retired on 28 May 2021)	15,000	19,251
Rachel Duan (appointed to the Board on 1 Sep 2021)	15,000	—
Dame Carolyn Fairbairn (appointed to the Board on 1 Sep 2021)	15,000	—
James Forese	15,000	115,000
Steven Guggenheimer	15,000	15,000
Irene Lee	15,000	15,000
José Antonio Meade Kuribreña	15,000	15,000
Heidi Miller (retired on 28 May 2021)	15,000	15,700
Eileen Murray	15,000	75,000
David Nish	15,000	50,000
Jackson Tai	15,000	66,515
Mark Tucker	15,000	307,352
Pauline van der Meer Mohr	15,000	15,000

Compensation of Key Management Personnel
	2021	2020	2019
	$m	$m	$m
Short-term employee benefits	50	39	64
Other long-term employee benefits	6	5	8
Share-based payments	27	20	27
Year ended 31 Dec	83	64	99

The following table shows the total fees and benefits of non-executive Directors for 2021, together with comparative figures for 2020.

Fees and benefits
(Audited)	Fees[1]		Benefits[2]		Total
(£000)	2021	2020	2021	2020	2021	2020
Henri de Castries[3]	82	202	22	1	104	203
Laura Cha[3,4]	242	587	18	—	260	587
Rachel Duan[5]	67	—	—	—	67	—
Dame Carolyn Fairbairn[6]	80	—	—	—	80	—
James Forese[7]	572	160	—	—	572	160
Steven Guggenheimer[8]	250	134	—	—	250	134
Irene Lee[9]	556	546	—	—	556	546
José Antonio Meade Kuribreña[10]	223	202	—	4	223	206
Heidi Miller[3,11]	251	632	19	7	270	639
Eileen Murray[12]	266	120	—	—	266	120
David Nish[13]	482	480	10	8	492	488
Jackson Tai	350	355	—	12	350	367
Mark Tucker[14]	1,500	1,500	33	52	1,533	1,552
Pauline van der Meer Mohr[15]	291	312	—	2	291	314
Total (£000)	5,212	5,230	102	79	5,314	5,309
Total ($000)	7,169	6,958	140	105	7,309	7,063
1Fees are in line with the Directors' remuneration policy that was approved at the 2019 AGM. Fees include a travel allowance of £4,000 for non-UK based non-executive Directors and for all non-executive Directors effective from 1 June 2019. Given the travel restrictions in place, the Board was unable to travel to attend meetings in person. Therefore, no travel allowance was paid to non-executive Directors during 2021.
2    Benefits include taxable expenses such as accommodation, travel and subsistence relating to attendance at Board and other meetings at HSBC Holdings' registered offices. Amounts disclosed have been grossed up using a tax rate of 45%, where relevant.
3    Retired from the Board on 28 May 2021.
4    Includes fees of £177,000 (2020: £423,800) for her role as non-executive Chair and member of the Nomination Committee of The Hongkong and Shanghai Banking Corporation Limited.
5    Appointed to the Board and as a member of the Group Remuneration Committee and Nomination & Corporate Governance Committee on 1 September 2021.
6    Appointed to the Board and as a member of the Group Risk Committee, Group Remuneration Committee and Nomination & Corporate Governance Committee on 1 September 2021.
7    Includes fees of £332,000 (2020: £nil) in relation to his role as a non-executive Director of HSBC North America Holdings, Inc. He was appointed as non-executive Chair on 28 May 2021.
8    Appointed as Co-Chair of the Technology Governance Working Group on 1 March 2021.
9    Includes fees of £380,000 (2020: £546,000) in relation to her roles as a Director, Remuneration Committee Chair, Audit Committee member and Risk Committee member of The Hongkong and Shanghai Banking Corporation Limited and in relation to her role as non-executive Chair of Hang Seng Bank Limited.
10     Appointed to the Group Remuneration Committee on 28 May 2021.
11    Includes fees of £169,000 (2020: £431,000) in relation to her role as non-executive Chair of HSBC North America Holdings, Inc.
12    Appointed as Co-Chair of the Technology Governance Working Group on 1 March 2021. Stepped down as a member of the Group Audit Committee on 28 May 2021.
13    Stepped down as a member of Group Remuneration Committee on 23 February 2021.
14 As previously announced in 2020, a part of the fee for 2021 was donated to charity. The fee shown in the single figure of remuneration is the gross fee before charitable donations.
15    Stepped down as a member of the Group Risk Committee on 28 May 2021.

Disclosure of shareholdings, options and other securities of key management personnel

Shareholdings, options and other securities of Key Management Personnel
	2021	2020
	(000s)	(000s)
Number of options held over HSBC Holdings ordinary shares under employee share plans	35	27
Number of HSBC Holdings ordinary shares held beneficially and non-beneficially	13,529	11,916
Number of other HSBC securities held[1]	228	228
At 31 Dec	13,792	12,171
1 The disclosure includes other HSBC securities held by Key Management Personnel and comparatives for 2020 have now been presented.

Disclosure of transactions and balances during the year with associates and joint ventures

Advances and credits, guarantees and deposit balances during the year with Key Management Personnel
	2021		2020
	Balance at 31 Dec	Highest amounts outstanding during year	Balance at 31 Dec	Highest amounts outstanding during year
	$m	$m	$m	$m
Key Management Personnel
Advances and credits[1]	373	401	221	357
Guarantees	25	45	30	55
Deposits	284	3,190	281	874
1    Advances and credits entered into by subsidiaries of HSBC Holdings plc during 2021 with Directors and former Directors, disclosed pursuant to section 413 of the Companies Act 2006, totalled $2.8m (2020: $4.7m).

Transactions and balances during the year with associates and joint ventures
	2021		2020
	Highest balance during the year	Balance at 31 Dec	Highest balance during the year	Balance at 31 Dec
	$m	$m	$m	$m
Unsubordinated amounts due from joint ventures	160	96	147	147
Unsubordinated amounts due from associates	4,527	4,188	4,330	2,942
Amounts due to associates	3,397	1,070	5,466	2,226
Amounts due to joint ventures	102	44	102	102
Guarantees and commitments	1,016	347	433	283

Transactions and balances during the year with subsidiaries
	2021		2020
	Highest balance during the year	Balance at 31 Dec	Highest balance during the year	Balance at 31 Dec
	$m	$m	$m	$m
Assets
Cash and balances with HSBC undertakings	3,397	2,590	5,476	2,913
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value	64,686	51,408	65,253	65,253
Derivatives	4,187	2,811	5,784	4,698
Loans and advances to HSBC undertakings	27,142	25,108	10,785	10,443
Prepayments, accrued income and other assets	1,555	1,135	1,838	1,363
Investments in subsidiaries	163,211	163,211	161,546	160,660
Total related party assets at 31 Dec	264,178	246,263	250,682	245,330
Liabilities
Amounts owed to HSBC undertakings	340	111	581	330
Derivatives	2,872	1,220	3,376	3,060
Accruals, deferred income and other liabilities	2,036	1,732	2,737	1,936
Subordinated liabilities	900	900	892	892
Total related party liabilities at 31 Dec	6,148	3,963	7,586	6,218
Guarantees and commitments	16,477	13,746	15,661	13,787